Revenue (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations satisfied		$ 2	$ 0
Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		13
Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		2,594
Alberta Thermal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		336
Hydro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		31
Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		13
Later than one year | Hydro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		8
Second to fifth years inclusive | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations satisfied		$ 203
Genesee 3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Ownership percentage sold			50.00%
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for sale of byproducts of coal combustion, term		1 year
Minimum | Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations satisfied		$ 4
Minimum | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations satisfied		100
Minimum | Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations satisfied		2
Minimum | More than five years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		2
Minimum | 2023 | Alberta Thermal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		5
Minimum | Annually thereafter | Alberta Thermal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		$ 40
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for sale of byproducts of coal combustion, term		3 years
Maximum | Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations satisfied		$ 5
Maximum | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations satisfied		126
Maximum | Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations satisfied		5
Maximum | More than five years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		3
Maximum | 2023 | Alberta Thermal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		10
Maximum | Annually thereafter | Alberta Thermal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		$ 45
Keephills 3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in joint operation	50.00%		50.00%